Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial instruments
Schedule of Contingent consideration

	2024			2023
	Diabetes
	alliance	Other	Total	Total
	$m	$m	$m	$m
At 1 January	1,945	192	2,137	2,222
Additions through business combinations	-	198	198	60
Settlements	(473)	(1)	(474)	(398)
Revaluations	220	31	251	202
Discount unwind	50	7	57	66
At 30 June	1,742	427	2,169	2,152